Derivative Financial Instruments (Details 7) (Cash Flow Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive income (loss), balance at beginning of period	$ (59)	$ (76)	$ 82
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	1,552	(51)	(221)
Amounts reclassified to net derivatives gains (losses)	9	65	54
Amounts reclassified to net investment income	3	4	8
Amounts reclassified to other expenses	9	(1)	3
Amortization of transition adjustment	0	0	(2)
Other comprehensive income (loss), balance at end of period	$ 1,514	$ (59)	$ (76)